Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges on property, plant and equipment	$ (2,475)	$ (111,020)
Impairment charges on property, plant and equipment	3,162	111,020
Estimated residual fair value	32,195	30,424
Write-down of certain specific assets	1,120	658
Proceeds from sales of property, plant and equipment	80	3,170
Net gain (loss) on sale of property, plant and equipment	73	0
Property, Plant, and Equipment Owned
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual fair value	13,928	9,000
Small Stationary Assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of property, plant and equipment		263
Inventory
Disclosure of detailed information about property, plant and equipment [line items]
Disposal of property, plant and equipment		2,907
Accumulated depreciation and impairment reserves
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges on property, plant and equipment	2,475
Impairment charges on property, plant and equipment	(3,162)	(111,020)
Reversal of impairment loss	(687)
Write-down of certain specific assets	$ (10,765)	658
Allowance account for Impairment on property, plant and equipment		76,728
Accumulated depreciation and impairment reserves | Impairment Reserve
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges on property, plant and equipment		(95,076)
Canada, Denmark and China
Disclosure of detailed information about property, plant and equipment [line items]
Write-down of certain specific assets		$ 15,944